RELATED PARTY TRANSACTIONS - Forward Purchase Agreements (Details) - USD ($)		1 Months Ended			10 Months Ended
	Aug. 05, 2021	Jan. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Aggregate purchase price				$ 25,000	$ 25,000
Forward Purchase Agreements
Related Party Transaction [Line Items]
Number of shares issued	7,500,000
Aggregate purchase price	$ 75,000,000
Price per share	$ 10.00
Amended Forward Purchase Agreements
Related Party Transaction [Line Items]
Number of shares issued		3,000,000	7,500,000
Aggregate purchase price		$ 30,000,000	$ 75,000,000
Purchase of binding redemption backstop		$ 15,000,000
Minimum shareholders redemptions with business combination		90.00%
Bridge financing by convertible promissory note		$ 30,000,000
Amended Forward Purchase Agreements | Minimum [Member]
Related Party Transaction [Line Items]
Number of shares issued		3,000,000
Aggregate purchase price		$ 30,000,000
Amended Forward Purchase Agreements | Maximum [Member]
Related Party Transaction [Line Items]
Number of shares issued		7,500,000
Aggregate purchase price		$ 75,000,000